Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	71,017,840
Proposed Maximum Offering Price per Unit | $ / shares	4.0041
Maximum Aggregate Offering Price	$ 284,362,533
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,270.47
Offering Note	Represents 71,017,840 shares of Class A common stock, par value $0.001 per share (the “Class A common stock”), of Beneficient (the “Company”) registered for resale by the selling holders named in this registration statement (the “Prospectus”), consisting of (i) 64,371,217 shares of Class A common stock that the Company may elect to issue and sell pursuant to the SEPA (as defined in the Prospectus and such shares, the “SEPA Shares”), (ii) 165,674 shares of Class A common stock that may be issued upon exercise of the Warrants (as defined in the Prospectus) to purchase 165,674 shares of Class A common stock at an exercise price of $21.04, (iii) 15,625 shares of Class A common stock issuable upon of conversion of the Series B-2 preferred stock, par value $0.001 per share, pursuant to the Mendoza Subscription Agreement (as defined in the Prospectus), (iv) 1,786 shares of Class A common stock issuable upon of conversion of the Series B-3 preferred stock, par value $0.001 per share, pursuant to the Interest Solutions Subscription Agreement (as defined in the Prospectus), (v) 3,219 shares of Class A common stock issuable upon of conversion of the Series B-4 preferred stock, par value $0.001 per share, pursuant to the Convergency Subscription Agreement (as defined in the Prospectus), (vi) 245,305 shares of Class A common stock issuable upon conversion of the Series B-5 preferred stock, par value $0.001 per share, pursuant to the 8F Fund Subscription Agreement (as defined in the Prospectus), (vii) 5,107,787 shares of Class A common stock issuable upon conversion of the Series B-6 preferred stock, par value $0.001 per share, pursuant to the Pulse Pioneer Fund Subscription Agreement (as defined in the Prospectus), (viii) 130,557 shares of Class A common stock issuable upon conversion of the Series B-7 preferred stock, par value $0.001 per share, pursuant to the Cork & Vines Fund Subscription Agreement (as defined in the Prospectus), (ix) 937,191 shares of Class A common stock issuable upon conversion of the Series B-8 common stock, par value $0.001 per share, pursuant to the Mendoza Ventures Growth Fund III Subscription Agreement (as defined in the Prospectus), (x) 14,293 shares of Class A common stock issued pursuant to the Amendment to the Settlement and Release Agreement (as defined in the Prospectus) and (xi) 25,186 shares of Class A common stock issued pursuant to the Vendor Subscription Agreement (as defined in the Prospectus). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Company is also registering such additional indeterminate number of shares of common stock as may become issuable as a result of stock splits or stock dividends.Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act, based on the average of the high ($4.6982) and low ($3.31) prices of the shares of Class A common stock on The Nasdaq Capital Market on December 16, 2025 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).